Angel Oak Mortgage Operating Partnership, LP ABS-15G

Exhibit 99.37

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2025100225		Number Of Units	1	XXX	XXX	-50.00000%	The Appraisal dated XXX reflects Number Of Units as XXX.	Initial